Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. The Company is a smaller reporting company and has elected to provide the scaled disclosure permitted for smaller reporting companies.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in 2025 in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer generally to the sections above.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income (Loss) ($)(4)
2025	$1,050,000	$1,049,205	$536,000	$536,000	$2.16	$(6,679,681)
2024	$1,456,500	$1,341,504	$500,000	$500,000	$7.64	$(11,349,814)
2023	$1,456,500	$1,456,500	$500,000	$500,000	$39.48	$(17,583,327)

________

(1)Ronny Yakov served as our PEO for each year presented. Our non-PEO NEOs consist of one individual, Patrick Smith, for each year presented. For 2025, non-PEO NEO’s include Rachel Boulds.

(2)Amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The CAP amounts presented reflect the following adjustments to compensation reported in the Summary Compensation Table, as required by the SEC:

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	1,050,000	536,000	1,456,500	500,000	1,456,500	500,000
Less: Grant date fair value of option awards granted in fiscal year	—	—	(541,999)	—	(541,999)	—
ADD: Fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	20,504	—	—	—
ADD: the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	—	—	—	—
ADD: the value of awards that were granted and vested in the same fiscal year:	—	—	406,499	—	541,999	—

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
ADD: the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year:	(795)	—	—	—	—	—
LESS: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year:	—	—	—	—	—	—
ADD: the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—

Total Compensation Actually Paid	$1,049,205	$536,000	$1,341,504	$500,000	$1,456,500	$500,000

(3)Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended December 31, 2021 through the last trading day of the applicable fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)Reflects net income (loss) as reported in the Company’s audited consolidated financial statements for the applicable fiscal year.

Named Executive Officers, Footnote	Ronny Yakov served as our PEO for each year presented. Our non-PEO NEOs consist of one individual, Patrick Smith, for each year presented. For 2025, non-PEO NEO’s include Rachel Boulds.
PEO Total Compensation Amount	$ 1,050,000	$ 1,456,500	$ 1,456,500
PEO Actually Paid Compensation Amount	$ 1,049,205	1,341,504	1,456,500
Adjustment To PEO Compensation, Footnote	Amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The CAP amounts presented reflect the following adjustments to compensation reported in the Summary Compensation Table, as required by the SEC:

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	1,050,000	536,000	1,456,500	500,000	1,456,500	500,000
Less: Grant date fair value of option awards granted in fiscal year	—	—	(541,999)	—	(541,999)	—
ADD: Fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	20,504	—	—	—
ADD: the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	—	—	—	—
ADD: the value of awards that were granted and vested in the same fiscal year:	—	—	406,499	—	541,999	—

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
ADD: the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year:	(795)	—	—	—	—	—
LESS: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year:	—	—	—	—	—	—
ADD: the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—

Total Compensation Actually Paid	$1,049,205	$536,000	$1,341,504	$500,000	$1,456,500	$500,000

Non-PEO NEO Average Total Compensation Amount	$ 536,000	500,000	500,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 536,000	500,000	500,000
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The CAP amounts presented reflect the following adjustments to compensation reported in the Summary Compensation Table, as required by the SEC:

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	1,050,000	536,000	1,456,500	500,000	1,456,500	500,000
Less: Grant date fair value of option awards granted in fiscal year	—	—	(541,999)	—	(541,999)	—
ADD: Fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	20,504	—	—	—
ADD: the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year:	—	—	—	—	—	—
ADD: the value of awards that were granted and vested in the same fiscal year:	—	—	406,499	—	541,999	—

Adjustments to Summary Compensation Table amounts to CAP amounts	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
ADD: the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year:	(795)	—	—	—	—	—
LESS: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year:	—	—	—	—	—	—
ADD: the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—

Total Compensation Actually Paid	$1,049,205	$536,000	$1,341,504	$500,000	$1,456,500	$500,000

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Cumulative TSR

CAP to our PEO was $1,456,500, $1,341,504 and $1,049,205 in 2023, 2024 and 2025, respectively, and average CAP to our non-PEO NEOs was $500,000, $500,000 and $536,000, respectively. Over the same period, the value of an initial fixed $100 investment in our common stock was $39.48, $7.64 and $2.16, respectively.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income (Loss)

The Company reported net income (loss) of ($17,583,327), ($11,349,814) and ($6,679,681) in 2023, 2024 and 2025, respectively, while CAP to our PEO and average CAP to our non-PEO NEOs were as described above.

Total Shareholder Return Amount	$ 2.16	7.64	39.48
Net Income (Loss)	$ (6,679,681)	(11,349,814)	(17,583,327)
PEO Name	Ronny Yakov
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended December 31, 2021 through the last trading day of the applicable fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(541,999)	(541,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	20,504	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	406,499	541,999
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(795)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0